Office and Equipment (Details) - Schedule of office and equipment - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2022
Cost
Assets acquired on acquisition (Note 5)	$ 54,978
Additions	71,855	$ 43,785
Balance, Cost	126,833	212,802
Acquisition (Note 4)		42,184
Depreciation
Depreciation expense	21,667	32,835
Balance, Depreciation	21,667	54,502
Carrying amounts
Balance, Carrying amounts	105,166	158,300
Mining Equipment [Member]
Cost
Assets acquired on acquisition (Note 5)	45,647
Additions	71,855
Balance, Cost	117,502	117,502
Acquisition (Note 4)
Depreciation
Depreciation expense	14,033	23,500
Balance, Depreciation	14,033	37,533
Carrying amounts
Balance, Carrying amounts	103,469	79,969
Computer Equipment and Software [Member]
Cost
Assets acquired on acquisition (Note 5)	9,331
Additions
Balance, Cost	9,331	9,331
Acquisition (Note 4)
Depreciation
Depreciation expense	7,634	1,697
Balance, Depreciation	7,634	9,331
Carrying amounts
Balance, Carrying amounts	1,697
Office Equipment [Member]
Cost
Assets acquired on acquisition (Note 5)
Additions		7,282
Balance, Cost		7,282
Acquisition (Note 4)
Depreciation
Depreciation expense		1,618
Balance, Depreciation		1,618
Carrying amounts
Balance, Carrying amounts		5,664
Vehicles [Member]
Cost
Assets acquired on acquisition (Note 5)
Additions		36,503
Balance, Cost		78,687
Acquisition (Note 4)		42,184
Depreciation
Depreciation expense		6,020
Balance, Depreciation		6,020
Carrying amounts
Balance, Carrying amounts		$ 72,667